August 4, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: ING Equity Trust (“Registrant”)

(File Nos. 333-56881; 811-8817 )

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) this is to certify that the Registrant’s ING Equity Dividend Fund, ING MidCap Opportunities Fund, ING Real Estate Fund, and ING SmallCap Opportunities Fund Class R shares’ Prospectus; and Registrant’s ING Equity Dividend Fund, ING MidCap Opportunities Fund, ING Real Estate Fund, and ING SmallCap Opportunities Fund Class R shares’ Statement of Additional Information, each dated August 5, 2011, contained in Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A.

If you have any questions, please do not hesitate to contact me at 480-477-2659.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

ING Investment Management – ING Funds

cc:	Huey P. Falgout, Jr., Esq.
ING Investments, LLC

Dechert LLP

7337 E. Doubletree Ranch Rd.	Tel: 480-477-3000
Scottsdale, AZ 85258-2034	Fax: 480-477-2700
www.ingfunds.com